Initial Public Offering (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Dec. 31, 2023	Feb. 11, 2022	Feb. 11, 2022	Aug. 31, 2024	Nov. 30, 2023	Nov. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Sale of stock, description of transaction				In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Gross proceeds from public offering						$ 115,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold, shares		10,000,000	10,000,000		11,500,000
Sale of stock, price per share		$ 10.15	$ 10.15	$ 10.00	$ 10.00
Gross proceeds from public offering		$ 100,000,000	$ 100,000,000		$ 115,000,000
Sale of stock, description of transaction					Each Unit consists of one ordinary share and one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder purchase one ordinary share at an exercise price of $11.50 per whole share.
Sale of Units in Initial Public Offering, shares			11,500,000
Sale of stock, price per share		$ 10.00	$ 10.00
Gross proceeds from public offering			$ 115,000,000
Units, description			Each Unit consists of one ordinary share and one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share